Provisions - Narrative (Details) £ in Millions, $ in Millions		6 Months Ended	12 Months Ended	13 Months Ended
	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Mar. 10, 2022 USD ($)
Disclosure of other provisions [line items]
Provisions	£ 2,645	£ 2,645	£ 1,110 [1]
Over-issuance of securities
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	1,757		220
Over-issuance of structured notes
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	1,592		220
Accrued income including contract assets	34	34
Securities issued in excess of limit | $				$ 60
Reduction in the market value of the structured notes and additional accrued penalty interest
Disclosure of other provisions [line items]
Increase in existing provisions, other provisions		£ 1,372
Recission right
Disclosure of other provisions [line items]
Increase (decrease) in other provisions	£ 165		£ 0

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.